Morgan Stanley Small Cap Growth Fund
Letter to the Shareholders o February 28, 2002



Dear Shareholder:
The 12-month period ended February 2002 was a tumultuous one for the United States, its economy and the equity markets. For investors, it was a time of unprecedented challenges. According to the National Bureau of Economic Research, March 2001 marked the month the economy entered recession. Then came the terrorist attacks of September 11. Although the 12-month period ended with concrete signs of an economic recovery, the equity markets were reeling from accounting scandals and high-profile bankruptcies. Nevertheless, TCW Investment Management Company ("TCW"), Morgan Stanley Small Cap Growth Fund's sub-advisor, is more sanguine today about the economy and financial markets than at any other time in the past 18 months.

The assessment by economists that the economy entered a recession last March was hardly news. In fact, the industries in which TCW typically invests, such as technology, started to see a recession in orders and profits in mid 2000. Prior to the terrorist attacks in September, we were beginning to see signs of a bottoming in the economy. Inventories in many industries were reaching trough levels, and order patterns appeared to be stabilizing but not improving. The terrorist attacks most certainly deepened the recession and delayed the recovery. In the last three months of 2001, however, the U.S. equity markets began looking through the current tough economy to focus on the prospect of an economic recovery in mid 2002. In TCW's opinion, several factors led to this renewed sense of optimism in the financial markets. First, in hindsight the third quarter of 2002 was not as bad as it could have been, considering we entered the quarter with negative economic growth and exited it reeling from September 11. Corporate profits and economic growth were poor in the quarter, but many investors were left with the conclusion that after all the quarter brought us, it really could not get much worse. Similarly, the rapid progress of the war on terrorism added to a sense of renewed optimism. It appeared that travelers were returning to planes and consumers to the malls, albeit at decreased levels relative to those of the summer.

In early 2002 there was a surprising divergence between the increasingly positive picture being painted by macroeconomic statistics in tandem with corporate earnings guidance and the negative performance of the U.S. equity markets. While it is still unclear just how steep the economic recovery will be, TCW believes that the evidence is fairly conclusive that the economy and corporate earnings have already troughed. Some of the weakness in equities in January and February was due to ongoing concerns over accounting practices and the reliability of corporate earnings reports. TCW does not rely solely on earnings per share ("EPS") or pro forma EPS in making its investment decisions. Instead, the sub-advisor focuses on balance sheets and cash flow statements, and regularly evaluates the accounting standards used by the companies in which it invests.

Morgan Stanley Small Cap Growth Fund
Letter to the Shareholders o February 28, 2002 continued



Performance and Portfolio Strategy

For the 12-month period ended February 28, 2002, the Fund's Class B shares returned -33.16 percent, compared to 7.88 percent for the Standard & Poor's 600 Index. During the same period, the Fund's Class A, C and D shares returned -32.64 percent, -33.16 percent and -32.48 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

According to TCW, the current recession has had a disproportionate effect on the Fund's performance. Most of the pain of this recession has been concentrated in business capital spending and corporate profits. It can be seen in retrospect that TCW underestimated both the extent to which capital spending would contract and the degree to which that contraction would affect many of the companies in the Fund's portfolio.

Looking Ahead

As we enter into the new fiscal year, TCW believes that all the pieces appear in place to fuel an economic recovery. The federal funds rate is currently at its lowest level in 40 years. Federal Reserve Board stimulus has historically foreshadowed a rebound in economic activity, albeit with a 6- to 18-month delay. At the same time, the government seems poised to inject a massive fiscal stimulus into the economy. Today the yield curve has regained its typical positive slope, suggesting that at least bond investors can anticipate a return to economic growth. Similarly, the strong recovery in the U.S. equity markets in the final three months of 2001 may be an indication that investors are beginning to discount a recovery. For the first time in more than a year, the companies TCW talks to have begun to report stabilization in their own sales and order pipelines. Furthermore, industrial production increased in both January and February, while unemployment data indicated stabilization or even improvement in the job market. Consumer confidence and spending have also remained strong, and the housing market remains robust. TCW believes that the two pieces the equity markets now need to have fall into place are a recovery in corporate profits and greater capital investment.

Accordingly, TCW believes that the Fund is positioned for a potential economic recovery. Throughout the current downturn, TCW never shifted to a defensive posture. While in retrospect this undoubtedly hurt short-term performance, TCW stuck to its discipline of owning what it believed are some of the fastest-growing, highest-quality small-cap companies. With the benefit of hindsight, these were the companies most affected by the steep decline in the economy. TCW strongly believes, however, that these will be the companies whose earnings may benefit the most from an economic recovery. This belief reflects not only these companies' leverage to capital spending, advertising spending, etc., but also their ability to capture market share while cutting costs during a recession.

Morgan Stanley Small Cap Growth Fund
Letter to the Shareholders o February 28, 2002 continued



We appreciate your ongoing support of Morgan Stanley Small Cap Growth Fund and look forward to continuing to serve your investment needs.


Very truly yours,



/s/ Charles A. Fiumefreddo                     /s/ Mitchell M. Merin

    Charles A. Fiumefreddo                         Mitchell M. Merin
    Chairman of the Board                          President

Morgan Stanley Small Cap Growth Fund
Fund Performance o February 28, 2002

         Date                                 Total                 S&P 600
    August 02, 1993                          10,000                 10,000
    August 30, 1993                          10,080                 10,472
   November 30, 1993                          9,850                 10,639
   February 28,1994                          10,300                 11,228
     May 31, 1994                             8,910                 10,339
    August 31, 1994                           9,210                 10,730
   November 30, 1994                          9,190                 10,147
   February 28, 1995                          9,900                 10,668
     May 31, 1995                            10,740                 11,302
    August 31, 1995                          13,300                 13,112
   November 30, 1995                         15,060                 13,289
   February 29,1996                          16,240                 14,002
     May 31, 1996                            20,580                 15,639
    August 31, 1996                          17,880                 14,856
   November 30, 1996                         17,810                 16,200
   February 28, 1997                         15,730                 16,317
     May 31, 1997                            16,540                 17,509
    August 31, 1997                          18,350                 19,922
   November 30, 1997                         18,850                 20,174
   February 28, 1998                         21,080                 22,017
     May 31, 1998                            20,570                 21,775
    August 31, 1998                          15,780                 16,277
   November 30, 1998                         20,270                 19,081
   February 28, 1999                         22,840                 18,257
     May 31, 1999                            25,410                 20,187
    August 31, 1999                          28,154                 20,217
   November 30, 1999                         42,354                 21,098
   February 29, 2000                         86,329                 24,319
     May 31, 2000                            41,198                 23,043
    August 31, 2000                          58,367                 25,915
   November 30, 2000                         31,518                 22,728
   February 28, 2001                         26,803                 24,998
     May 31, 2001                            28,651                 26,161
    August 31, 2001                          21,589                 28,060
   November 30, 2001                         21,239                 25,477
   February 28, 2002                         17,780(3)              26,967

                  --------------------------------------------
                         -- Fund      -- S&P 600(4)
                  --------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                          Average Annual Total Returns
--------------------------------------------------------------------------------


                           Class A Shares*
---------------------------------------------------------------------
Period Ended 2/28/02
--------------------
1 Year                          (32.64)%(1)              (36.17)%(2)
Since Inception (7/28/97)         0.31 %(1)               (0.86)%(2)


                       Class B Shares**
---------------------------------------------------------------------
Period Ended 2/28/02
--------------------
1 Year                          (33.16)%(1)              (36.51)%(2)
5 Years                           2.48 %(1)                2.11 %(2)
10 Years                          6.94 %(1)                6.94 %(2)


                          Class C Shares(+)
---------------------------------------------------------------------
Period Ended 2/28/02
--------------------
1 Year                          (33.16)%(1)              (33.83)%(2)
Since Inception (7/28/97)        (0.49)%(1)               (0.49)%(2)


                         Class D Shares(+)(+)
---------------------------------------------------------------------
Period Ended 2/28/02
--------------------
1 Year                          (32.48)%(1)
Since Inception (7/28/97)         0.51 %(1)


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)    Closing value assuming a complete redemption on February 28, 2002.
(4) The S&P SmallCap 600 Index consists of 600 domestic stocks chosen for market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. It is a market-value weighted index (stock price times the number of shares outstanding), with each stock's weight in the index proportionate to its market value. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *     The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 (+) The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
(+)(+) Class D shares have no sales charge.

Morgan Stanley Small Cap Growth Fund
Portfolio of Investments o February 28, 2002


NUMBER OF
  SHARES                                                          VALUE
---------------------------------------------------------------------------

                       Common Stocks (99.1%)
                       Aerospace & Defense (0.0%)
  5,700                Integrated Defense
                          Technologies, Inc.* ..............   $    145,350
                                                               ------------
                       Apparel/Footwear (0.5%)
 96,100                Global Sports, Inc.* ................      1,532,795
                                                               ------------
                       Biotechnology (5.3%)
 48,000                Abgenix, Inc.* ......................        866,400
170,750                Alkermes, Inc.* .....................      4,263,627
178,500                Arena Pharmaceuticals, Inc.*               1,726,095
 88,000                Celgene Corp.* ......................      2,295,920
 78,400                CV Therapeutics, Inc.* ..............      3,029,611
149,800                Interneuron Pharmaceuticals,
                          Inc.* ............................      1,220,870
185,900                Lexicon Genetics Inc.* ..............      1,544,829
 37,300                Myriad Genetics, Inc.* ..............      1,221,575
 38,200                Vertex Pharmaceuticals, Inc.*                833,142
                                                               ------------
                                                                 17,002,069
                                                               ------------
                       Broadcasting (13.3%)
456,200                Cox Radio, Inc. (Class A)* ..........     11,491,678
 83,900                Entercom Communications
                          Corp.* ...........................      4,296,519
210,300                Radio One, Inc. (Class A)* ..........      3,890,550
422,800                Radio One, Inc. (Class D)* ..........      7,504,700
451,500                Spanish Broadcasting
                       System, Inc. (Class A)* .............      5,616,660
270,400                Westwood One, Inc.* .................      9,672,208
                                                               ------------
                                                                 42,472,315
                                                               ------------
                       Cable/Satellite TV (1.5%)
314,400                Mediacom Communications
                          Corp. * ..........................      4,917,216
                                                               ------------
                         Computer Communications (0.4%)
 91,000                McDATA Corp. (Class A)* .............      1,434,160
                                                               ------------
                       Consumer Sundries (0.4%)
 84,100                Oakley, Inc.* .......................      1,360,738
                                                               ------------
                         Data Processing Services (4.3%)
 97,800                CheckFree Corp.* ....................      1,364,310
403,480                CSG Systems International,
                       Inc.* ...............................     12,580,506
                                                               ------------
                                                                 13,944,816
                                                               ------------


NUMBER OF
  SHARES                                                           VALUE
---------------------------------------------------------------------------
                       Discount Stores (2.1%)
 97,300                99 Cents Only Stores* ...............   $  3,317,930
 92,412                Dollar Tree Stores, Inc.* ...........      2,960,880
 32,200                ShopKo Stores, Inc.* ................        454,020
                                                               ------------
                                                                  6,732,830
                                                               ------------
                       Drugstore Chains (0.8%)
 79,200                Duane Reade, Inc.* ..................      2,478,960
                                                               ------------
                          Electronic Components (0.2%)
256,800                Read-Rite Corp.* ....................        726,744
                                                               ------------
                       Electronic Equipment/
                       Instruments (3.2%)
552,500                Gemstar-TV Guide
                       International, Inc.* ................     10,105,225
                                                               ------------
                       Electronic Production
                          Equipment (0.5%)

125,950                Numerical Technologies, Inc.*              1,682,692
                                                               ------------
                         Financial Conglomerates (0.9%)
745,700                Conseco, Inc.* ......................      2,796,375
                                                               ------------
                          Food: Specialty/Candy (0.8%)
171,600                Peet's Coffee & Tea, Inc.* ..........      2,539,354
                                                               ------------
                       Hospital/Nursing Management (0.9%)
123,000                Sunrise Assisted Living, Inc.*             2,869,590
                                                               ------------
                       Information Technology
                          Services (0.3%)
239,100                Sapient Corp.* ......................      1,049,649
                                                               ------------
                       Internet Software/Services (13.9%)
130,800                Agile Software Co.* .................      1,314,540
127,700                Interwoven, Inc.* ...................        800,679
 95,912                Openwave Systems Inc.* ..............        536,148
136,300                Overture Services, Inc.* ............      4,124,438
552,567                Retek, Inc.* ........................     11,062,391
248,600                See Beyond Technology Corp.*               2,262,260
467,800                Selectica Inc. * ....................      1,852,488
477,700                Siebel Systems, Inc.* ...............     13,260,952
114,100                Vastera, Inc.* ......................      1,495,851
161,000                VeriSign, Inc.* .....................      3,820,530
357,800                WebEx Communications, Inc.*                4,086,076
                                                               ------------
                                                                 44,616,353
                                                               ------------


                        See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund
Portfolio of Investments o February 28, 2002 continued


      NUMBER OF
       SHARES                                                      VALUE
---------------------------------------------------------------------------
                          Managed Health Care (0.8%)
       114,100            First Health Group Corp.* ........   $  2,622,018
                                                               ------------
                          Medical Distributors (1.3%)
       127,000            Andrx Group * ....................      4,248,150
                                                               ------------
                          Medical Specialties (1.7%)
       107,000            BriteSmile, Inc.* ................        474,010
       208,450            Endocare, Inc.* ..................      3,143,426
       124,800            Thoratec Corp.* ..................      1,747,200
                                                               ------------
                                                                  5,364,636
                                                               ------------
                          Medical/Nursing Services (1.2%)
        18,200            American Healthways, Inc.* .......        344,708
        40,550            Kindred Healthcare, Inc.* ........      1,621,595
       132,450            Option Care Inc.* ................      1,894,035
                                                               ------------
                                                                  3,860,338
                                                               ------------
                          Miscellaneous Commercial
                          Services (6.2%)

       465,500            Corporate Executive Board Co.*         14,667,905
        31,000            DiamondCluster International,
                          Inc. (Class A)* ..................        340,070
       223,000            DigitalThink, Inc.* ..............        858,550
       301,300            SmartForce PLC (ADR)
                             (Ireland)* ....................      4,142,875
                                                               ------------
                                                                 20,009,400
                                                               ------------
                          Other Consumer Services (0.1%)
        13,150            Weight Watchers International,
                             Inc.* .........................        474,058
                                                               ------------
                          Packaged Software (9.6%)
       251,800            Docent, Inc.* ....................        506,118
       444,700            Informatica Corp.* ...............      4,042,323
       311,900            Macrovision Corp.* ...............      7,282,865
       242,600            Manugistics Group, Inc.* .........      3,144,096
       105,400            Mercury Interactive Corp.* .......      3,570,952
       101,400            NetIQ Corp.* .....................      2,200,380
       207,500            Peregrine Systems, Inc.* .........      1,867,500
       337,100            Quest Software, Inc.* ............      6,020,606
       193,900            TIBCO Software, Inc.* ............      2,045,645
                                                               ------------
                                                                 30,680,485
                                                               ------------
                          Personnel Services (0.7%)
        83,720            Resources Connection Inc.* .......      2,221,929
                                                               ------------

      NUMBER OF
       SHARES                                                     VALUE
---------------------------------------------------------------------------
                          Pharmaceuticals: Generic
                             Drugs (1.0%)

        81,950            American Pharmaceuticals
                             Partners, Inc.* ...............   $  1,417,735
       190,200            Impax Laboratories, Inc.* ........      1,945,746
                                                               ------------
                                                                  3,363,481
                                                               ------------
                          Property - Casualty Insurers (0.4%)
        83,900            Odyssey Re Holdings Corp.* .......      1,390,223
                                                               ------------
                             Recreational Products (0.8%)
        61,100            Action Performance
                             Companies, Inc.* ..............      2,483,715
                                                               ------------
                          Restaurants (0.7%)
       111,300            California Pizza Kitchen, Inc.*         2,228,226
                                                               ------------
                          Semiconductors (12.1%)
        75,400            Elantec Semiconductor, Inc.*......      2,308,748
       231,600            Exar Corp.* ......................      4,247,544
        57,222            GlobespanVirata, Inc.* ...........        641,459
        85,400            Intersil Corp. (Class A)* ........      2,338,252
       264,300            Maxim Integrated Products,
                             Inc.* .........................     12,094,368
       222,100            Micrel, Inc.* ....................      4,459,768
       158,300            Multilink Technology Corp.* ......        364,090
       359,600            Semtech Corp.* ...................     10,852,728
       247,200            Silicon Image, Inc.* .............      1,651,296
                                                               ------------
                                                                 38,958,253
                                                               ------------
                          Services to the Health
                          Industry (4.2%)
        89,500            Accredo Health, Inc.* ............      4,622,675
        97,800            Advisory Board Co. (The)* ........      2,779,476
       106,900            Albany Molecular Research,
                             Inc.* .........................      2,966,475
        75,750            Odyssey Healthcare, Inc.* ........      2,253,563
       414,400            Ventiv Health, Inc.* .............        878,528
                                                               ------------
                                                                 13,500,717
                                                               ------------
                          Specialty Stores (6.2%)
       241,950            Cost Plus, Inc.* .................      6,169,725
       205,100            Linens 'N Things, Inc.* ..........      5,867,911
       217,400            PETsMART, Inc.* ..................      2,324,006
       120,400            Williams-Sonoma, Inc.* ...........      5,460,140
                                                               ------------
                                                                 19,821,782
                                                               ------------

                        See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund
Portfolio of Investments o February 28, 2002 continued



  NUMBER OF
   SHARES                                              VALUE
------------------------------------------------ --------------
               Specialty Telecommunications (0.2%)
   177,000     Raindance Communications,
                  Inc.* .......................   $   539,850
                                                  -----------
               Telecommunication Equipment (2.6%)
   150,300     Advanced Fibre
               Communications, Inc.* ..........     2,442,375
   229,700     Polycom, Inc.* .................     5,590,898
   182,100     Sonus Networks, Inc.* ..........       482,565
                                                  -----------
                                                    8,515,838
                                                  -----------
               Total Common Stocks
                  (Cost $338,565,535)..........   318,690,330
                                                  -----------


 PRINCIPAL
 AMOUNT IN
 THOUSANDS
----------
               Short-Term Investment (0.1%)
               Repurchase Agreement
   $230        The Bank of New York
                  1.688% due 03/01/02
                  (dated 02/28/02;
                  proceeds $230,815) (a)
                  (Cost $230,804)..............       230,804
                                                 ------------
Total Investments
(Cost $338,796,339) (b) .........    99.2%        318,921,134
Other Assets in Excess of
Liabilities .....................     0.8           2,623,785
                                    -----        ------------
Net Assets ......................   100.0%       $321,544,919
                                    =====        ============

---------------------------
ADR    American Depository Receipt.
 *     Non-income producing security.
(a) Collateralized by $239,730 U.S. Treasury Bond 3.50% due 11/15/06 valued at $235,421.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $78,765,359 and the aggregate gross unrealized depreciation is $98,640,564, resulting in net unrealized depreciation of $19,875,205.

                        See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund
Financial Statements



Statement of Assets and Liabilities
February 28, 2002


Assets:
Investments in securities, at value
  (cost $338,796,339)............................ $318,921,134
Receivable for:
     Investments sold ...........................    3,706,391
     Shares of beneficial interest sold .........      475,878
Prepaid expenses and other assets ...............       72,834
                                                  ------------
     Total Assets ...............................  323,176,237
                                                  ------------
Liabilities:
Payable for:
     Shares of beneficial interest
        repurchased .............................      655,934
     Investments purchased ......................      411,660
     Investment management fee ..................      265,441
     Distribution fee ...........................      200,048
Accrued expenses and other payables .............       98,235
                                                  ------------
     Total Liabilities ..........................    1,631,318
                                                  ------------
     Net Assets ................................. $321,544,919
                                                  ============
Composition of Net Assets:
Paid-in-capital ................................. $532,667,103
Net unrealized depreciation .....................  (19,875,205)
Accumulated net realized loss ................... (191,246,979)
                                                  ------------
     Net Assets ................................. $321,544,919
                                                  ============
Class A Shares:
Net Assets ...................................... $ 14,064,239
Shares Outstanding (unlimited authorized,
  $.01 par value)................................      855,063
     Net Asset Value Per Share ..................       $16.45
                                                        ======
     Maximum Offering Price Per Share,
     (net asset value plus 5.54% of net
        asset value) ............................       $17.36
                                                        ======
Class B Shares:
Net Assets ...................................... $260,504,144
Shares Outstanding (unlimited authorized,
  $.01 par value)................................   16,406,291
     Net Asset Value Per Share ..................       $15.88
                                                        ======
Class C Shares:
Net Assets ...................................... $ 11,294,004
Shares Outstanding (unlimited authorized,
  $.01 par value)................................      712,402
     Net Asset Value Per Share ..................       $15.85
                                                        ======
Class D Shares:
Net Assets ...................................... $ 35,682,532
Shares Outstanding (unlimited authorized,
  $.01 par value)................................    2,148,176
     Net Asset Value Per Share ..................       $16.61
                                                        ======

Statement of Operations
For the year ended February 28, 2002

Net Investment Loss:
Income
Dividends ..................................... $     582,493
Interest ......................................       240,008
                                                -------------
     Total Income .............................       822,501
                                                -------------
Expenses

Investment management fee .....................     4,410,964
Distribution fee (Class A shares) .............        43,470
Distribution fee (Class B shares) .............     3,663,282
Distribution fee (Class C shares) .............       131,627
Transfer agent fees and expenses ..............     1,256,119
Shareholder reports and notices ...............       116,821
Registration fees .............................        66,615
Professional fees .............................        53,313
Custodian fees ................................        24,534
Trustees' fees and expenses ...................        12,127
Other .........................................        22,193
                                                -------------
     Total Expenses ...........................     9,801,065
                                                -------------
     Net Investment Loss ......................    (8,978,564)
                                                -------------
Net Realized and Unrealized Loss:
Net realized loss .............................  (147,552,519)
Net change in unrealized depreciation .........   (17,069,021)
                                                -------------
     Net Loss .................................  (164,621,540)
                                                -------------
Net Decrease .................................. $(173,600,104)
                                                ==============

                        See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund
Financial Statements continued



Statement of Changes in Net Assets


                                                                                  FOR THE YEAR         FOR THE YEAR
                                                                                     ENDED                 ENDED
                                                                               FEBRUARY 28, 2002     FEBRUARY 28, 2001
                                                                              -------------------   ------------------
Increase (Decrease) in Net Assets:
Operations:
Net investment loss .......................................................     $   (8,978,564)       $  (14,416,755)
Net realized loss .........................................................       (147,552,519)          (43,694,462)
Net change in unrealized depreciation .....................................        (17,069,021)         (733,586,284)
                                                                                --------------        --------------
  Net Decrease ............................................................       (173,600,104)         (791,697,501)
                                                                                --------------        --------------
Distributions to Shareholders from Net Realized Gain:
Class A shares ............................................................                  -            (1,366,683)
Class B shares ............................................................                  -           (31,884,459)
Class C shares ............................................................                  -            (1,117,170)
Class D shares ............................................................                  -            (1,144,809)
                                                                                --------------        --------------
  Total Distributions .....................................................                  -           (35,513,121)
                                                                                --------------        --------------
Net increase (decrease) from transactions in shares of beneficial interest         (46,437,659)          211,746,305
                                                                                --------------        --------------
  Net Decrease ............................................................       (220,037,763)         (615,464,317)
Net Assets:
Beginning of period .......................................................        541,582,682         1,157,046,999
                                                                                --------------        --------------
End of Period .............................................................     $  321,544,919        $  541,582,682
                                                                                ==============        ==============

                        See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund
Notes to Financial Statements o February 28, 2002



1.  Organization and Accounting Policies

Morgan Stanley Small Cap Growth Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks and other securities convertible into common stocks of small companies with market capitalizations, at the time of purchase, within the capitalization range of securities comprising the Standard & Poor's Small Cap 600 Index. The Fund was organized as a Massachusetts business trust on March 11, 1992 and commenced operations on August 2, 1993. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., or TCW Investment Management Company (the "Sub-Advisor") that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities

Morgan Stanley Small Cap Growth Fund
Notes to Financial Statements o February 28, 2002 continued



having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 1.0% to the portion of daily net assets not exceeding $1.5 billion; and 0.95% to the portion of daily net assets in excess of $1.5 billion.

Under a Sub-Advisory Agreement between the Investment Manager and the Sub-Advisor, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments

Morgan Stanley Small Cap Growth Fund
Notes to Financial Statements o February 28, 2002 continued



in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charged has been imposed or waived or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $24,501,521 at February 28, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors, and other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended February 28, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended February 28, 2002 it received contingent deferred sales charges from certain redemptions of the Fund's Class A, Class B shares and Class C shares of approximately $6, $744,834 and $8,665, respectively and received approximately $6,072 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Small Cap Growth Fund
Notes to Financial Statements o February 28, 2002 continued



4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended February 28, 2002 aggregated $109,778,731 and $152,610,073, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:


                                                  FOR THE YEAR                     FOR THE YEAR
                                                     ENDED                            ENDED
                                               FEBRUARY 28, 2002                FEBRUARY 28, 2001
                                        -------------------------------- --------------------------------
                                             SHARES          AMOUNT            SHARES          AMOUNT
                                        --------------- ----------------  --------------- ----------------
CLASS A SHARES
Sold ..................................     1,163,376    $   22,695,349       1,209,758    $   52,992,202
Reinvestment of distributions .........             -                 -          27,727         1,233,572
Redeemed ..............................    (1,182,940)      (22,790,801)       (950,136)      (37,684,577)
                                           ----------    --------------       ---------    --------------
Net increase (decrease) - Class A .....       (19,564)          (95,452)        287,349        16,541,197
                                           ----------    --------------       ---------    --------------
CLASS B SHARES
Sold ..................................     3,713,901        81,603,438       7,705,661       350,240,463
Reinvestment of distributions .........             -                 -         678,798        29,575,215
Redeemed ..............................    (6,645,494)     (137,889,624)     (6,424,631)     (260,121,461)
                                           ----------    --------------      ----------    --------------
Net increase (decrease) - Class B .....    (2,931,593)      (56,286,186)      1,959,828       119,694,217
                                           ----------    --------------      ----------    --------------
CLASS C SHARES
Sold ..................................       234,630         4,836,995         623,100        28,476,951
Reinvestment of distributions .........             -                 -          24,451         1,061,408
Redeemed ..............................      (351,967)       (7,250,017)       (284,811)      (11,508,850)
                                           ----------    --------------      ----------    --------------
Net increase (decrease) - Class C .....      (117,337)       (2,413,022)        362,740        18,029,509
                                           ----------    --------------      ----------    --------------
CLASS D SHARES
Sold ..................................     1,872,398        39,870,240       1,698,914        74,187,437
Reinvestment of distributions .........             -                 -          21,558           966,017
Redeemed ..............................    (1,399,138)      (27,513,239)       (387,344)      (17,672,072)
                                           ----------    --------------      ----------    --------------
Net increase - Class D ................       473,260        12,357,001       1,333,128        57,481,382
                                           ----------    --------------      ----------    --------------
Net increase (decrease) in Fund .......    (2,595,234)   $  (46,437,659)      3,943,045    $  211,746,305
                                           ==========    ==============      ==========    ==============


6. Federal Income Tax Status

At February 28, 2002, the Fund had a net capital loss carryover of approximately $166,892,000 of which $10,229,000 will be available through February 28, 2009 and $156,663,000 will be available through February 28, 2010 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Small Cap Growth Fund
Notes to Financial Statements o February 28, 2002 continued



Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $22,679,000 during fiscal 2002.

As of February 28, 2002, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged and net investment loss was credited $8,978,564.

Morgan Stanley Small Cap Growth Fund
Financial Highlights



Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                             FOR THE YEAR ENDED FEBRUARY 28,
                                                         ---------------------------------------
                                                                 2002                2001
                                                         ------------------- -------------------
Class A Shares(+)(+)
Selected Per Share Data:
Net asset value, beginning of period ...................      $  24.42            $  62.72
                                                              --------            --------
Income (loss) from investment operations:

 Net investment loss ...................................       ( 0.30)             ( 0.40)
 Net realized and unrealized gain (loss) ...............       ( 7.67)             (36.19)
                                                              --------            --------
Total income (loss) from investment operations .........       ( 7.97)             (36.59)
                                                              --------            --------
Less distributions from net realized gain ..............            -              ( 1.71)
                                                              --------            --------
Net asset value, end of period .........................      $  16.45            $  24.42
                                                              ========            ========
Total Return+ ..........................................        (32.64)%            (59.57)%
Ratios to Average Net Assets:
Expenses ...............................................          1.59 %(3)           1.33 %(3)
Net investment loss ....................................         (1.40)%(3)          (0.95)%(3)
Supplemental Data:
Net assets, end of period, in thousands ................      $ 14,064             $21,357
Portfolio turnover rate ................................            25 %                37 %




                                                                                                     FOR THE
                                                            FOR THE YEAR ENDED FEBRUARY 28,       JULY 28, 1997
                                                         -------------------------------------       THROUGH
                                                               2000**              1999         FEBRUARY 28, 1998
                                                         ------------------ ------------------ ------------------
Class A Shares(+)(+)
Selected Per Share Data:
Net asset value, beginning of period ...................      $ 23.13           $ 21.18            $ 18.12
                                                              --------           -------            -------
Income (loss) from investment operations:

 Net investment loss ...................................        (0.41)            (0.29)             (0.15)
 Net realized and unrealized gain (loss) ...............        42.93              2.24               3.21
                                                              --------          -------            -------
Total income (loss) from investment operations .........        42.52              1.95               3.06
                                                              --------          -------            -------
Less distributions from net realized gain ..............        (2.93)               -                  -
                                                              --------          -------            -------
Net asset value, end of period .........................      $ 62.72           $ 23.13            $ 21.18
                                                              =======           =======            =======
Total Return+ ..........................................       191.77 %            9.21 %            16.89 %(1)
Ratios to Average Net Assets:
Expenses ...............................................         1.40 %(3)         1.50 %(3)          1.52 %(2)
Net investment loss ....................................        (1.13)%(3)        (1.40)%(3)         (1.32)%(2)
Supplemental Data:
Net assets, end of period, in thousands ................      $36,835            $2,450            $   276
Portfolio turnover rate ................................           59 %              51 %               61 %(1)


------------
*      The date shares were first issued.
**     Year ended February 29, 2000.
(+)(+) The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund
Financial Highlights continued


                                                       FOR THE YEAR ENDED FEBRUARY 28,
                                                     ------------------------------------
                                                           2002               2001
                                                     ---------------- -------------------
Class B Shares(+)(+)
Selected Per Share Data:

Net asset value, beginning of period ...............  $  23.76             $  61.57
                                                      --------             --------
Income (loss) from investment operations:

 Net investment loss ...............................     (0.45)               (0.69)
 Net realized and unrealized gain (loss) ...........     (7.43)              (35.41)
                                                      --------             --------
Total income (loss) from investment operations .....     (7.88)              (36.10)
                                                      --------             --------
Less distributions from net realized gain ..........        -                 (1.71)
                                                      --------             --------
Net asset value, end of period .....................  $  15.88             $  23.76
                                                      ========             ========
Total Return(+) ....................................    (33.16)%             (59.89)%
Ratios to Average Net Assets:
Expenses ...........................................      2.35 %(1)            2.03 %(1)
Net investment loss ................................     (2.16)%(1)           (1.65)%(1)
Supplemental Data:
Net assets, end of period, in thousands ............  $260,504             $459,380
Portfolio turnover rate ............................        25 %                 37 %



                                                               FOR THE YEAR ENDED FEBRUARY 28,
                                                     ---------------------------------------------------
                                                           2000**              1999            1998*
                                                     ------------------ ------------------ -------------
Class B Shares(+)(+)
Selected Per Share Data:
Net asset value, beginning of period ...............        $    22.84       $  21.08         $  15.73
                                                            ----------       --------         --------
Income (loss) from investment operations:

 Net investment loss ...............................             (0.55)         (0.43)           (0.37)
 Net realized and unrealized gain (loss) ...........             42.21           2.19             5.72
                                                            ----------       --------         --------
Total income (loss) from investment operations .....             41.66           1.76             5.35
                                                            ----------       --------         --------
Less distributions from net realized gain ..........             (2.93)             -                -
                                                            ----------       --------         --------
Net asset value, end of period .....................        $     61.57      $  22.84         $  21.08
                                                            ===========      ========         ========
Total Return+ ......................................            190.41 %         8.35 %          34.01 %
Ratios to Average Net Assets:
Expenses ...........................................              1.85 %(1)      2.18 %(1)        2.25 %
Net investment loss ................................             (1.58)%(1)     (2.08)%(1)       (2.05)%
Supplemental Data:
Net assets, end of period, in thousands ............        $1,069,967       $322,489         $340,665
Portfolio turnover rate ............................                59 %           51 %             61 %


------------
* Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
**     Year ended February 29, 2000.
(+)(+) The per share amounts were computed using an average number of shares outstanding during the period.
(+) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund
Financial Highlights continued



                                                             FOR THE YEAR ENDED FEBRUARY 28,
                                                         ---------------------------------------
                                                                 2002                2001
                                                         ------------------- -------------------
Class C Shares(+)(+)
Selected Per Share Data:

Net asset value, beginning of period ...................      $ 23.67             $ 61.40
                                                              -------             -------
Income (loss) from investment operations:

 Net investment loss ...................................        (0.41)              (0.73)
 Net realized and unrealized gain (loss) ...............        (7.41)             (35.29)
                                                              -------             -------
Total income (loss) from investment operations .........        (7.82)             (36.02)
                                                              -------             -------
Less distributions from net realized gain ..............           -                (1.71)
                                                              -------             -------
Net asset value, end of period .........................      $ 15.85             $ 23.67
                                                              =======             =======
Total Return(+) .........................................      (33.16)%            (59.93)%
Ratios to Average Net Assets:
Expenses ...............................................         2.20 %(3)           2.16 %(3)
Net investment loss ....................................        (2.01)%(3)          (1.78)%(3)
Supplemental Data:
Net assets, end of period, in thousands ................      $11,294             $19,639
Portfolio turnover rate ................................           25 %                37 %





                                                                                                   FOR THE
                                                            FOR THE YEAR ENDED FEBRUARY 28,      JULY 28, 1997*
                                                         -------------------------------------      THROUGH
                                                               2000**              1999         FEBRUARY 28, 1998
                                                         ------------------ ------------------ ------------------
Class C Shares(+)(+)
Selected Per Share Data:
Net asset value, beginning of period ...................      $ 22.85            $ 21.08            $ 18.12
                                                              -------            -------            -------
Income (loss) from investment operations:

 Net investment loss ...................................        (0.70)             (0.45)             (0.24)
 Net realized and unrealized gain (loss) ...............        42.18               2.22               3.20
                                                              -------            -------            -------
Total income (loss) from investment operations .........        41.48               1.77               2.96
                                                              -------            -------            -------
Less distributions from net realized gain ..............        (2.93)                -                  -
                                                              -------            -------            -------
Net asset value, end of period .........................      $ 61.40            $ 22.85            $ 21.08
                                                              =======            =======            =======
Total Return+ ..........................................       189.51 %             8.35 %            16.39 %(1)
Ratios to Average Net Assets:
Expenses ...............................................         2.18 %(3)          2.26 %(3)          2.29 %(2)
Net investment loss ....................................        (1.91)%(3)         (2.16)%(3)         (2.10)%(2)
Supplemental Data:
Net assets, end of period, in thousands ................      $28,675            $ 2,662            $   923
Portfolio turnover rate ................................           59 %               51 %               61 %(1)


------------
*      The date shares were first issued.
**     Year ended February 29, 2000.
(+)(+) The per share amounts were computed using an average number of shares outstanding during the period.
(+) Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)    Not annualized.
(2)    Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund
Financial Highlights continued


                                                             FOR THE YEAR ENDED FEBRUARY 28,
                                                         ---------------------------------------
                                                                 2002                2001
                                                         ------------------- -------------------
Class D Shares(+)(+)
Selected Per Share Data:

Net asset value, beginning of period ...................      $ 24.60             $ 63.11
                                                              -------             -------
Income (loss) from investment operations:

 Net investment loss ...................................        (0.25)              (0.32)
 Net realized and unrealized gain (loss) ...............        (7.74)             (36.48)
                                                              -------             -------
Total income (loss) from investment operations .........        (7.99)             (36.80)
                                                              -------             -------
Less distributions from net realized gain ..............           -               (1.71)
                                                              -------             -------
Net asset value, end of period .........................      $ 16.61             $ 24.60
                                                              =======             =======
Total Return(+).........................................       (32.48)%            (59.53)%
Ratios to Average Net Assets:
Expenses ...............................................         1.35 %(3)           1.16 %(3)
Net investment loss ....................................        (1.16)%(3)         ( 0.78)%(3)
Supplemental Data:
Net assets, end of period, in thousands ................      $35,683             $41,207
Portfolio turnover rate ................................           25 %                37 %





                                                                                                   FOR THE
                                                            FOR THE YEAR ENDED FEBRUARY 28,      JULY 28, 1997*
                                                         -------------------------------------       THROUGH
                                                               2000**              1999         FEBRUARY 28, 1998
                                                         ------------------ ------------------ ------------------
Class D Shares(+)(+)
Selected Per Share Data:
Net asset value, beginning of period ...................      $ 23.20            $ 21.21            $ 18.12
                                                              -------            -------            -------
Income (loss) from investment operations:

 Net investment loss ...................................        (0.35)             (0.24)             (0.12)
 Net realized and unrealized gain (loss) ...............        43.19               2.23               3.21
                                                              -------            -------            -------
Total income (loss) from investment operations .........        42.84               1.99               3.09
                                                              -------            -------            -------
Less distributions from net realized gain ..............        (2.93)                -                  -
                                                              -------            -------            -------
Net asset value, end of period .........................      $ 63.11            $ 23.20            $ 21.21
                                                              =======            =======            =======
Total Return+ ..........................................       192.59 %             9.38 %            17.05 %(1)
Ratios to Average Net Assets:
Expenses ...............................................         1.18 %(3)          1.26 %(3)          1.27 %(2)
Net investment loss ....................................        (0.91)%(3)         (1.16)%(3)         (1.10)%(2)
Supplemental Data:
Net assets, end of period, in thousands ................      $21,570            $    13            $   12
Portfolio turnover rate ................................           59 %               51 %               61 %(1)


------------

*     The date shares were first issued.
**    Year ended February 29, 2000.
(+)(+)The per share amounts were computed using an average number of shares outstanding during the period.
(+) Calculated based on the net asset value as of the last business day of the period.
(1)   Not annualized.
(2)   Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                        See Notes to Financial Statements

Morgan Stanley Small Cap Growth Fund
Independent Auditors' Report



To the Shareholders and Board of Trustees of Morgan Stanley Small Cap Growth Fund:


We have audited the accompanying statement of assets and liabilities of Morgan Stanley Small Cap Growth Fund (the "Fund"), formerly Morgan Stanley Dean Witter Small Cap Growth Fund, including the portfolio of investments, as of February 28, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Small Cap Growth Fund as of February 28, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
April 10, 2002

Morgan Stanley Small Cap Growth Fund
Trustee and Officer Information



Independent Trustees:



                                                                                                                         Number of
                                                         Term of                                                       Portfolios in
                                                       Office and                                                          Fund
                                       Position(s)      Length of                                                         Complex
       Name, Age and Address of         Held with         Time                                                           Overseen
         Independent Trustee            Registrant       Served*        Principal Occupation(s) During Past 5 Years    by Trustee**
------------------------------------- ------------- ---------------- ------------------------------------------------ --------------
Michael Bozic (61)                    Trustee       Trustee since      Retired; Director or Trustee of the Morgan           129
c/o Mayer, Brown, Rowe & Maw                        April 1994         Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                    formerly Vice Chairman of Kmart Corporation
1675 Broadway                                                          (December 1998-October 2000), Chairman and
New York, NY                                                           Chief Executive Officer of Levitz Furniture
                                                                       Corporation (November 1995-November 1998)
                                                                       and President and Chief Executive Officer
                                                                       of Hills Department Stores (May 1991-July
                                                                       1995); formerly variously Chairman, Chief
                                                                       Executive Officer, President and Chief
                                                                       Operating Officer (1987-1991) of the Sears
                                                                       Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (69)                    Trustee       Trustee since      Director or Trustee of the Morgan Stanley            129
c/o Summit Ventures LLC                             January 1993       Funds and the TCW/DW Term Trusts; formerly
1 Utah Center                                                          United States Senator (R-Utah) (1974-1992)
201 S. Main Street                                                     and Chairman, Senate Banking Committee
Salt Lake City, UT                                                     (1980-1986); formerly Mayor of Salt Lake City,
                                                                       Utah (1971-1974); formerly Astronaut,
                                                                       Space Shuttle Discovery (April 12-19,
                                                                       1985); Vice Chairman, Huntsman Corporation
                                                                       (chemical company); member of the Utah
                                                                       Regional Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Trustee       Trustee since      Retired; Director or Trustee of the Morgan           129
c/o Mayer, Brown, Rowe & Maw                        September 1997     Stanley Funds and the TCW/DW Term Trusts;
Counsel to the Independent Trustees                                    formerly associated with the Allstate
1675 Broadway                                                          Companies (1966-1994), most recently as
New York, NY                                                           Chairman of The Allstate Corporation
                                                                       (March 1993-December 1994) and Chairman
                                                                       and Chief Executive Officer of its
                                                                       wholly-owned subsidiary, Allstate
                                                                       Insurance Company (July 1989-December
                                                                       1994).

       Name, Age and Address of
         Independent Trustee                 Other Directorships Held by Trustee
------------------------------------- ------------------------------------------------
Michael Bozic (61)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (69)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of
                                      the board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other business and
New York, NY                          charitable organizations.


Morgan Stanley Small Cap Growth Fund
Trustee and Officer Information continued

                                                                                                                         Number of
                                                         Term of                                                       Portfolios in
                                                        Office and                                                         Fund
                                        Position(s)     Length of                                                         Complex
        Name, Age and Address of         Held with         Time                                                          Overseen
          Independent Trustee            Registrant      Served*        Principal Occupation(s) During Past 5 Years    by Trustee**
-------------------------------------- ------------- --------------- ------------------------------------------------ --------------
Dr. Manuel H. Johnson (53)             Trustee       Trustee since       Chairman of the Audit Committee and Director       129
c/o Johnson Smick International, Inc.                July 1991           or Trustee of the Morgan Stanley Funds and the
1133 Connecticut Avenue, N.W.                                            TCW/DW Term Trusts; Senior Partner, Johnson
Washington, D.C.                                                         Smick International, Inc., a consulting firm;
                                                                         Co-Chairman and a founder of the Group
                                                                         of Seven Council (G7C), an international
                                                                         economic commission; formerly Vice
                                                                         Chairman of the Board of Governors of
                                                                         the Federal Reserve System and Assistant
                                                                         Secretary of the U.S. Treasury.

Michael E. Nugent (65)                 Trustee       Trustee since       Chairman of the Insurance Committee and            207
c/o Triumph Capital, L.P.                            July 1991           Director or Trustee of the Morgan Stanley
237 Park Avenue                                                          Funds and the TCW/DW Term Trusts; director/
New York, NY                                                             trustee of various investment companies
                                                                         managed by Morgan Stanley Investment
                                                                         Management Inc. and Morgan Stanley
                                                                         Investments LP (since July 2001); General
                                                                         Partner, Triumph Capital, L.P., a private
                                                                         investment partnership; formerly Vice
                                                                         President, Bankers Trust Company and BT
                                                                         Capital Corporation (1984-1988).

John L. Schroeder (71)                 Trustee       Trustee since       Retired; Chairman of the Derivatives Committee     129
c/o Mayer, Brown, Rowe & Maw                         April 1994          and Director or Trustee of the Morgan Stanley
Counsel to the Independent Trustees                                      Funds and the TCW/DW Term Trusts; formerly
1675 Broadway                                                            Executive Vice President and Chief Investment
New York, NY                                                             Officer of the Home Insurance Company
                                                                         (August 1991-September 1995).


        Name, Age and Address of
          Independent Trustee                 Other Directorships Held by Trustee
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
1133 Connecticut Avenue, N.W.           Accounting Foundation (oversight organization
Washington, D.C.                        of the Financial Accounting Standards Board).

Michael E. Nugent (65)                  Director of various business organizations.
c/o Triumph Capital, L.P.
237 Park Avenue
New York, NY

John L. Schroeder (71)                  Director of Citizens Communications Company
c/o Mayer, Brown, Rowe & Maw            (telecommunications company).
Counsel to the Independent Trustees
1675 Broadway
New York, NY


Morgan Stanley Small Cap Growth Fund
Trustee and Officer Information continued

Interested Trustees:



                                                                                                                         Number of
                                                        Term of                                                        Portfolios in
                                                       Office and                                                          Fund
                                    Position(s)        Length of                                                          Complex
   Name, Age and Address of          Held with            Time                                                           Overseen
      Interested Trustee             Registrant         Served*        Principal Occupation(s) During Past 5 Years     by Trustee**
----------------------------- --------------------- --------------- ------------------------------------------------- --------------
Charles A. Fiumefreddo (68)   Chairman, Director    Trustee since   Chairman, Director or Trustee and Chief           129
c/o Morgan Stanley Trust      or Trustee and Chief  July 1991       Executive Officer of the Morgan Stanley Funds
Harborside Financial Center,  Executive Officer                     and the TCW/DW Term Trusts; formerly
Plaza Two,                                                          Chairman, Chief Executive Officer and Director
Jersey City, NJ                                                     of the Investment Manager, the Distributor and
                                                                    Morgan Stanley Services, Executive Vice President
                                                                    and Director of Morgan Stanley DW, Chairman and
                                                                    Director of the Transfer Agent, and Director
                                                                    and/or officer of various Morgan Stanley
                                                                    subsidiaries (until June 1998).

James F. Higgins (54)         Trustee               Trustee since   Senior Advisor of Morgan Stanley (since           129
c/o Morgan Stanley Trust                            June 2000       August 2000); Director of the Distributor and
Harborside Financial Center,                                        Dean Witter Realty Inc.; Director or Trustee of
Plaza Two,                                                          the Morgan Stanley Funds and the TCW/DW
Jersey City, NJ                                                     Term Trusts (since June 2000); previously
                                                                    President and Chief Operating Officer of the
                                                                    Private Client Group of Morgan Stanley (May
                                                                    1999-August 2000), President and Chief Operating
                                                                    Officer of Individual Securities of Morgan
                                                                    Stanley (February 1997-May 1999).

Philip J. Purcell (58)        Trustee               Trustee since   Director or Trustee of the Morgan Stanley         129
1585 Broadway                                       April 1994      Funds and the TCW/DW Term Trusts; Chairman
New York, NY                                                        of the Board of Directors and Chief Executive
                                                                    Officer of Morgan Stanley and Morgan Stanley DW;
                                                                    Director of the Distributor; Chairman of the
                                                                    Board of Directors and Chief Executive Officer of
                                                                    Novus Credit Services Inc.; Director and/or
                                                                    officer of various Morgan Stanley subsidiaries.


   Name, Age and Address of
      Interested Trustee            Other Directorships Held by Trustee
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (68)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (58)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY


------------
* Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Small Cap Growth Fund
Trustee and Officer Information continued

Officers:


                                                     Term of
                                                    Office and
                                 Position(s)        Length of
   Name, Age and Address of       Held with            Time
      Executive Officer           Registrant         Served*          Principal Occupation(s) During Past 5 Years
----------------------------- ----------------- -----------------    ---------------------------------------------------
Mitchell M. Merin (48)        President         President since       President and Chief Operating Officer of Morgan
1221 Avenue of the Americas                     May 1999              Stanley Investment Management (since December
New York, NY                                                          1998); President, Director (since April 1997) and
                                                                      Chief Executive Officer (since June 1998) of the
                                                                      Investment Manager and Morgan Stanley Services;
                                                                      Chairman, Chief Executive Officer and Director of
                                                                      the Distributor (since June 1998); Chairman and
                                                                      Chief Executive Officer (since June 1998) and
                                                                      Director (since January 1998) of the Transfer
                                                                      Agent; Director of various Morgan Stanley
                                                                      subsidiaries; President of the Morgan Stanley
                                                                      Funds and TCW/DW Term Trusts (since May 1999);
                                                                      Trustee of various Van Kampen investment companies
                                                                      (since December 1999); previously Chief Strategic
                                                                      Officer of the Investment Manager and Morgan
                                                                      Stanley Services and Executive Vice President of
                                                                      the Distributor (April 1997-June 1998), Vice
                                                                      President of the Morgan Stanley Funds (May
                                                                      1997-April 1999), and Executive Vice President of
                                                                      Morgan Stanley.

Barry Fink (47)               Vice President,   Vice President,       General Counsel (since May 2000) and Managing
1221 Avenue of the Americas   Secretary and     Secretary             Director (since December 2000) of Morgan Stanley
New York, NY                  General Counsel   and General           Investment Management; Managing Director (since
                                                Counsel since         December 2000), and Secretary and General Counsel
                                                February 1997         (since February 1997) and Director (since July
                                                                      1998) of the Investment Manager and Morgan Stanley
                                                                      Services; Assistant Secretary of Morgan Stanley
                                                                      DW; Vice President, Secretary and General Counsel
                                                                      of the Morgan Stanley Funds and TCW/DW Term Trusts
                                                                      (since February 1997); Vice President and
                                                                      Secretary of the Distributor; previously, Senior
                                                                      Vice President, Assistant Secretary and Assistant
                                                                      General Counsel of the Investment Manager and
                                                                      Morgan Stanley Services.

Thomas F. Caloia (56)         Treasurer         Treasurer since       First Vice President and Assistant Treasurer of
c/o Morgan Stanley Trust                        April 1989            the Investment Manager, the Distributor and Morgan
Harborside Financial Center,                                          Stanley Services; Treasurer of the Morgan Stanley
Plaza Two                                                             Funds.
Jersey City, NJ

Douglas S. Foreman (44)       Vice President    Since                 Chief Investment Officer of U.S. Equities and
865 South Figueroa Street                       September             Group Managing Director of TCW Investment
Los Angeles, CA                                 1994                  Management Company, Trust Company of the West and
                                                                      TCW Asset Management Company for over 5 years.

Christopher Ainley (43)       Vice President    Since April           Management Company, Trust Company of the West and
865 South Figueroa Street                       1998                  TCW Asset Management Company for over 5 years.
Los Angeles, CA

Nicholas J. Capuano (34)      Vice President    Since June            Managing Director of TCW Investment Management
865 South Figueroa Street                       2000                  Company, Trust Company of the West and TCW Asset
Los Angeles, CA                                                       Management Company for over 5 years.


------------
* Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Douglas S. Foreman
Vice President

Christopher J. Ainley
Vice President

Nicholas J. Capuano
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

TCW Investment Management Company
805 South Figueroa Street, Suite 1800
Los Angeles, California 90017


This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its prospectus.

The Fund's Statement of Additional Information contains additional information about the Fund, including its Trustees. It is available, without charge, by calling (800)869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.                          37892RPT

[MORGAN STANLEY LOGO]


[GRAPHIC OMITTED]

MORGAN STANLEY
SMALL CAP GROWTH FUND


ANNUAL REPORT
February 28, 2002